Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000131094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Dividend Fund
Average Annual Return, Percent	16.63%	5.99%				4.95%
C000148993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Dividend Fund
C000131095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Dividend Fund
C000169555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Momentum Fund
Average Annual Return, Percent	48.28%	13.99%			11.18%
C000169556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Momentum Fund
C000169557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Momentum Fund
C000193677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Yield Fund
Average Annual Return, Percent	(3.09%)	2.00%		2.41%
C000193678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Yield Fund
C000193679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Yield Fund
C000199674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Allocation Fund
Average Annual Return, Percent	15.51%	5.77%	5.03%
C000199675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Allocation Fund
C000199676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Allocation Fund
C000091243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Income Fund
Average Annual Return, Percent	(3.53%)	(0.21%)				0.98%
C000091244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Income Fund
C000091245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Tactical Income Fund
Without Sales Load [Member] | C000131094
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%	7.08%				5.50%
Without Sales Load [Member] | C000148993
Average Annual Return [Line Items]
Average Annual Return, Percent	21.89%	6.26%				4.70%
Without Sales Load [Member] | C000131095
Average Annual Return [Line Items]
Average Annual Return, Percent	23.12%	7.35%				5.76%
Without Sales Load [Member] | C000169555
Average Annual Return [Line Items]
Average Annual Return, Percent	56.04%	15.17%			11.79%
Without Sales Load [Member] | C000169556
Average Annual Return [Line Items]
Average Annual Return, Percent	54.86%	14.31%			10.96%
Without Sales Load [Member] | C000169557
Average Annual Return [Line Items]
Average Annual Return, Percent	56.29%	15.46%			12.07%
Without Sales Load [Member] | C000193677
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	3.05%		3.03%
Without Sales Load [Member] | C000193678
Average Annual Return [Line Items]
Average Annual Return, Percent	1.30%	1.65%		1.96%
Without Sales Load [Member] | C000193679
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	2.66%		2.97%
Without Sales Load [Member] | C000199674
Average Annual Return [Line Items]
Average Annual Return, Percent	21.61%	6.85%	5.69%
Without Sales Load [Member] | C000199675
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%	6.05%	4.90%
Without Sales Load [Member] | C000199676
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%	7.12%	5.96%
Without Sales Load [Member] | C000091243
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%	0.81%				1.50%
Without Sales Load [Member] | C000091244
Average Annual Return [Line Items]
Average Annual Return, Percent	0.90%	0.09%				0.68%
Without Sales Load [Member] | C000091245
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%	1.08%				1.69%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%				15.79%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%				15.79%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%				15.79%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%			15.58%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%			15.58%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return, Percent	22.82%	13.29%			15.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%		1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%		1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%		1.72%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%	10.98%	12.11%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	11.04%	3.39%	5.02%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	11.04%	3.39%	5.02%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.62%	(1.55%)				0.38%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.62%	(1.55%)				0.38%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	0.62%	(1.55%)				0.38%
Syntax US Net Value Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US Net Value Total Return Index
Average Annual Return, Percent	23.83%	12.10%				12.64%
Syntax US Net Value Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US Net Value Total Return Index
Average Annual Return, Percent	23.83%	12.10%				12.64%
Syntax US Net Value Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US Net Value Total Return Index
Average Annual Return, Percent	23.83%	12.10%				12.64%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	11.04%	3.39%	5.02%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%	10.98%	12.11%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	23.67%	10.98%	12.11%